Consolidated Statements of Operations	12 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2008 CNY	Dec. 31, 2010 Cost Of Revenues [Member] USD ($)	Dec. 31, 2010 Cost Of Revenues [Member] CNY	Dec. 31, 2009 Cost Of Revenues [Member] CNY	Dec. 31, 2008 Cost Of Revenues [Member] CNY	Dec. 31, 2010 Research And Development Expenses [Member] USD ($)	Dec. 31, 2010 Research And Development Expenses [Member] CNY	Dec. 31, 2009 Research And Development Expenses [Member] CNY	Dec. 31, 2008 Research And Development Expenses [Member] CNY	Dec. 31, 2010 Sales and Marketing Expenses [Member] USD ($)	Dec. 31, 2010 Sales and Marketing Expenses [Member] CNY	Dec. 31, 2009 Sales and Marketing Expenses [Member] CNY	Dec. 31, 2008 Sales and Marketing Expenses [Member] CNY	Dec. 31, 2010 General and Administrative Expenses [Member] USD ($)	Dec. 31, 2010 General and Administrative Expenses [Member] CNY	Dec. 31, 2009 General and Administrative Expenses [Member] CNY	Dec. 31, 2008 General and Administrative Expenses [Member] CNY
Revenues
Online game operation revenues	$ 326,705,787	2,156,258,192	1,879,932,736	1,250,959,689
Overseas licensing revenues	32,572,849	214,980,802	214,625,630	186,218,677
Film, television and other revenues	15,029,480	99,194,565	49,804,306
Total Revenues	374,308,116	2,470,433,559	2,144,362,672	1,437,178,366
Cost of revenues
Online game related cost	(57,375,591)	(378,678,901)	(271,043,328)	(175,264,350)
Film, television and other cost	(10,002,758)	(66,018,204)	(28,717,551)
Total cost of revenues	(67,378,349)	(444,697,105)	(299,760,879)	(175,264,350)
Gross profit	306,929,767	2,025,736,454	1,844,601,793	1,261,914,016
Operating expenses
Research and development expenses	(63,496,461)	(419,076,642)	(270,355,072)	(227,836,657)
Sales and marketing expenses	(73,054,861)	(482,162,083)	(336,316,211)	(254,484,542)
General and administrative expenses	(37,144,090)	(245,150,994)	(153,684,631)	(102,492,121)
Total operating expenses	(173,695,412)	(1,146,389,719)	(760,355,914)	(584,813,320)
Operating profit	133,234,355	879,346,735	1,084,245,879	677,100,696
Other income / (expenses)
Share of loss from equity investments	(1,226,110)	(8,092,328)	(4,088,738)	(1,175,025)
Interest income	4,091,044	27,000,890	15,404,786	35,369,600
Others, net	2,401,040	15,846,865	10,422,381	(11,535,587)
Total other income	5,265,974	34,755,427	21,738,429	22,658,988
Income before tax	138,500,329	914,102,162	1,105,984,308	699,759,684
Income tax expense	(13,263,560)	(87,539,495)	(68,283,268)	(53,303,570)
Net income	125,236,769	826,562,667	1,037,701,040	646,456,114
Net (income) / loss attributable to non-controlling interests	2,142,137	14,138,106	(499,641)
Net income attributable to the Company's shareholders	127,378,906	840,700,773	1,037,201,399	646,456,114
Net earnings per share, basic	$ 0.51	3.36	4.11	2.30
Net earnings per share, diluted	$ 0.48	3.17	3.86	2.18
Net earnings per ADS, basic	$ 2.55	16.80	20.57	11.50
Net earnings per ADS, diluted	$ 2.41	15.87	19.28	10.91
Shares used in calculating basic net earnings per share	250,232,543	250,232,543	252,138,828	280,987,729
Shares used in calculating diluted net earnings per share	264,818,376	264,818,376	269,004,366	296,238,151
Total share-based compensation cost included in:
Share-based compensation cost					$ (1,051,250)	(6,938,253)	(4,983,795)	(3,000,334)	$ (5,678,899)	(37,480,733)	(36,730,329)	(22,365,703)	$ (1,981,732)	(13,079,432)	(7,290,958)	(4,733,152)	$ (5,952,573)	(39,286,985)	(28,883,711)	(19,800,642)